UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:                     June 30, 2003

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Name:            Manulife Asset Management (US) LLC
Address:         101 Huntington Avenue
                 Boston, MA 02199


Form 13F File Number: 028-04428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William Corson
Title: Chief Compliance Officer
Phone:(617) 375-6850

William Corson                    Boston, MA                   February 12, 2013
--------------                    ----------                   ----------------
[Signature]                       [City, State]                [Date]

NOTE: The original filing was made under the name Sovereign Asset Management Corporation.

Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:                          NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                      134

Form 13F Information Table Value Total:                US $1,040,452 (thousands)


List of Other Included Managers:

No.       Form 13F File Number            Name
1         028-03222                       John Hancock Advisers, Inc.

                                                                                                            VOTING AUTHORITY
                           Title of  CUSIP      Value     Shares or   SH/  Put/  Investment      Other
Name of Issuer             Class     Number     (x$1000)  Prn Amount  PRN  Call  Discretion      Manager  SOLE       SHARED  NONE
3M COMPANY COM             COM       88579Y101  21,353      165,556   SH         SHARED-DEFINED  01         113,161   40      52,355
ABBOTT LABS                COM       002824100   8,933      204,126   SH         SHARED-DEFINED  01         145,261    0      58,865
AFLAC INC COM              COM       001055102  26,856      873,380   SH         SHARED-DEFINED  01         590,763  190     282,428
AIR PRODS & CHEMS INC      COM       009158106   7,782      187,064   SH         SHARED-DEFINED  01         102,783    0      84,281
ALLTEL CORP COM            COM       020039103  12,526      259,759   SH         SHARED-DEFINED  01         212,964  125      46,670
ALTRIA GROUP INC COM       COM       02209S103   7,180      158,021   SH         SHARED-DEFINED  01         150,846    0       7,175
AMERICAN HOME PRODS C      COM       026609107       0       15,015   SH         SHARED-DEFINED  01          10,730    0       4,285
AMERICAN INTL GROUP I      COM       026874107  32,556      589,991   SH         SHARED-DEFINED  01         391,138  140     198,713
ANADARKO PETE CORP CO      COM       032511107   3,486       78,395   SH         SHARED-DEFINED  01          70,240    0       8,155
ANHEUSER BUSCH COS IN      COM       035229103     502        9,828   SH         SHARED-DEFINED  01           9,828    0           0
AOL TIME WARNER            COM       00184A105     375       23,325   SH         SHARED-DEFINED  01          17,155    0       6,170
AUSTINS STEAKS & SALO      COM       052482205      13       16,666   SH         SHARED-DEFINED  01          16,666    0           0
AUTOMATIC DATA PROCES      COM       053015103   4,431      130,854   SH         SHARED-DEFINED  01          68,269    0      62,584
AVERY DENNISON CORP        COM       053611109   4,778       95,186   SH         SHARED-DEFINED  01          62,321    0      32,865
AVON PRODS INC COM         COM       054303102  30,591      491,811   SH         SHARED-DEFINED  01         377,800  140     113,871
BANK AMER CORP COM         COM       060505104  38,413      486,054   SH         SHARED-DEFINED  01         316,420  110     169,524
BANK NEW YORK INC          COM       064057102  16,913      588,278   SH         SHARED-DEFINED  01         395,736  130     192,412
BARD, C R INC              COM       067383109     414        5,800   SH         SHARED-DEFINED  01           5,800    0           0
BAXTER INTL INC            COM       071813109   6,494      249,783   SH         SHARED-DEFINED  01          43,885    0     205,898
BB&T CORP COM              COM       054937107     284        8,280   SH         SHARED-DEFINED  01           5,980    0       2,300
BECTON DICKINSON & CO      COM       075887109     404       10,400   SH         SHARED-DEFINED  01          10,400    0           0
BELLSOUTH CORP             COM       079860102     515       19,325   SH         SHARED-DEFINED  01           7,349    0      11,976
BP AMOCO P L C ADR SP      COM       055622104  21,489      511,403   SH         SHARED-DEFINED  01         362,980  140     148,283
BRISTOL MYERS SQUIBB       COM       110122108     474       17,442   SH         SHARED-DEFINED  01           9,677    0       7,765
CADBURY SCHWEPPES DEL      PFD       127207207     235        9,100   SH         SHARED-DEFINED  01           6,100    0       3,000
CARDINAL HEALTH INC C      COM       14149Y108  23,649      367,786   SH         SHARED-DEFINED  01         257,716   85     109,985
CHESTER VY BANCORP IN      COM       166335109   1,019       52,916   SH         SHARED-DEFINED  01           6,822    0      46,094
CHEVRONTEXACO CORPORA      COM       166764100  24,171      334,784   SH         SHARED-DEFINED  01         227,270   80     107,434
CISCO SYS INC COM          COM       17275R102  15,726      936,628   SH         SHARED-DEFINED  01         521,416    0     415,212
CITIGROUP INC COM          COM       172967101  39,231      916,610   SH         SHARED-DEFINED  01         574,276  200     342,134
CLOROX CO COM              COM       189054109     341        8,000   SH         SHARED-DEFINED  01           8,000    0           0
COCA COLA CO               COM       191216100     983       21,190   SH         SHARED-DEFINED  01          12,585    0       8,605
COLGATE PALMOLIVE CO       COM       194162103  22,829      393,941   SH         SHARED-DEFINED  01         269,106  100     124,735
COMPAQ COMPUTER CORP       COM       204493100       0       11,160   SH         SHARED-DEFINED  01           8,180    0       2,980
CONOCO INC COM             COM       208251504       0      106,000   SH         SHARED-DEFINED  01           2,000    0     104,000
CONOCOPHILLIPS COM         COM       20825C104     685       12,497   SH         SHARED-DEFINED  01           1,321    0      11,176
DANAHER CORP SHS BEN       COM       235851102   3,411       50,120   SH         SHARED-DEFINED  01          50,120    0           0
DELL COMPUTER CORP CO      COM       247025109     224        7,049   SH         SHARED-DEFINED  01           7,049    0           0
DOMINION RES INC VA N      COM       25746U109   7,920      123,224   SH         SHARED-DEFINED  01          41,024    0      82,200
DONNELLEY R R & SONS       COM       257867101     209        8,000   SH         SHARED-DEFINED  01           8,000    0           0
DUKE PWR CO                COM       264399106     462       23,162   SH         SHARED-DEFINED  01          16,417    0       6,745
E M C CORP MASS COM        COM       268648102     537       51,298   SH         SHARED-DEFINED  01          40,573    0      10,725
ELECTRONIC DATA SYS C      COM       285661104     261       12,182   SH         SHARED-DEFINED  01           6,542    0       5,640
EMERSON ELEC CO            COM       291011104  19,466      380,935   SH         SHARED-DEFINED  01         236,393  115     144,427
EXXON MOBIL CORP COM       COM       30231G102  32,456      903,803   SH         SHARED-DEFINED  01         594,841  200     308,762
FAMILY DLR STORES INC      COM       307000109  16,597      435,045   SH         SHARED-DEFINED  01         370,260  160      64,625
FANNIE MAE                 COM       313586109  31,403      465,645   SH         SHARED-DEFINED  01         295,429  100     170,116
FIRST FINL BANCSHARES      COM       32020R109     251        7,500   SH         SHARED-DEFINED  01           7,500    0           0
FLEET CAP TR VIII PFD      PFD       33889X203     225        8,200   SH         SHARED-DEFINED  01           5,200    0       3,000
FLEETBOSTON FINL CORP      COM       339030108   3,273      110,164   SH         SHARED-DEFINED  01          18,144    0      92,020
FLOWERS INDS INC           COM       343496105       0       14,000   SH         SHARED-DEFINED  01          14,000    0           0
FREDDIE MAC                COM       313400301   5,668      111,648   SH         SHARED-DEFINED  01          56,598    0      55,050
GANNETT INC DEL            COM       364730101     970       12,623   SH         SHARED-DEFINED  01           7,543    0       5,080
GENERAL ELEC CO            COM       369604103  36,079    1,257,993   SH         SHARED-DEFINED  01         765,195  220     492,577
GENERAL MLS INC COM        COM       370334104     305        6,434   SH         SHARED-DEFINED  01           6,434    0           0
GENERAL MTRS CORP SR       PFD       370442766     227        9,000   SH         SHARED-DEFINED  01           6,500    0       2,500
GLOBAL CROSSING LTD C      COM       G3921A100       0       12,410   SH         SHARED-DEFINED  01          12,410    0           0
HARTFORD FINL SVCS GR      COM       416515104   3,862       76,682   SH         SHARED-DEFINED  01          76,352    0         330
HASBRO INC COM             COM       418056107     252       14,400   SH         SHARED-DEFINED  01          14,400    0           0
HEWLETT PACKARD CO CO      COM       428236103  10,483      492,144   SH         SHARED-DEFINED  01         321,561    0     170,583
HOME DEPOT INC COM         COM       437076102   1,411       42,602   SH         SHARED-DEFINED  01          24,375    0      18,226
HONEYWELL INTL INC CO      COM       438516106   5,331      198,545   SH         SHARED-DEFINED  01          12,645    0     185,900
HORMEL FOODS CORP COM      COM       440452100     284       12,000   SH         SHARED-DEFINED  01          12,000    0           0
I B M                      COM       459200101  29,781      360,984   SH         SHARED-DEFINED  01         235,760   95     125,130
ILLINOIS TOOL WKS INC      COM       452308109  17,799      270,290   SH         SHARED-DEFINED  01         223,518   80      46,692
INTEL CORP COM             COM       458140100   5,781      277,817   SH         SHARED-DEFINED  01         111,339    0     166,478
INTERPUBLIC GROUP COS      COM       460690100     266       19,905   SH         SHARED-DEFINED  01          15,470    0       4,435
J P MORGAN CHASE & CO      COM       46625H100   3,133       91,651   SH         SHARED-DEFINED  01          37,055    0      54,595
JOHN HANCOCK INVT TR       MF        47803P302     199       11,885   SH         SHARED-DEFINED  01          11,885    0           0
JOHNSON & JOHNSON          COM       478160104  33,426      646,531   SH         SHARED-DEFINED  01         398,598  120     247,813
KIMBERLY CLARK CORP C      COM       494368103   1,146       21,981   SH         SHARED-DEFINED  01          17,510    0       4,471
KRAFT FOODS INC CL A       COM       50075N104   7,085      217,657   SH         SHARED-DEFINED  01         115,586    0     102,071
LEGGETT & PLATT INC C      COM       524660107     447       21,800   SH         SHARED-DEFINED  01          20,800    0       1,000
LILLY, ELI AND COMPAN      COM       532457108     362        5,250   SH         SHARED-DEFINED  01           4,900    0         350
LINCOLN NATL CORP COM      COM       534187109     237        6,650   SH         SHARED-DEFINED  01           6,500    0         150
LOWES COS INC COM          COM       548661107  20,322      473,153   SH         SHARED-DEFINED  01         337,260  100     135,793
LUCENT TECHNOLOGIES I      COM       549463107      65       31,895   SH         SHARED-DEFINED  01          16,589    0      15,306
MARSH & MCLENNAN COS       COM       571748102     343        6,710   SH         SHARED-DEFINED  01           6,710    0           0
MASCO CORP COM             COM       574599106     367       15,400   SH         SHARED-DEFINED  01          14,400    0       1,000
MBIA INC                   COM       55262C100     439        9,000   SH         SHARED-DEFINED  01           9,000    0           0
MBNA CORP COM              COM       55262L100  18,910      907,402   SH         SHARED-DEFINED  01         665,854  320     241,228
MCDONALDS CORP             COM       580135101     232       10,500   SH         SHARED-DEFINED  01           9,420    0       1,080
MCGRAW-HILL COMPANIES      COM       580645109   9,189      148,210   SH         SHARED-DEFINED  01          62,165    0      86,045
MEDTRONIC INC COM          COM       585055106  19,939      415,656   SH         SHARED-DEFINED  01         284,878  100     130,678
MELLON FINL CORP COM       COM       58551A108   5,362      193,230   SH         SHARED-DEFINED  01         127,530    0      65,700
MERCK & CO INC             COM       589331107   4,189       69,178   SH         SHARED-DEFINED  01          66,358    0       2,820
MERRILL LYNCH PFD CAP      PFD       59021F206     210        7,700   SH         SHARED-DEFINED  01           7,700    0           0
MERRILL LYNCH & CO IN      COM       590188108     657       14,082   SH         SHARED-DEFINED  01          12,322    0       1,760
MICROSOFT CORP COM         COM       594918104  10,667      416,048   SH         SHARED-DEFINED  01         203,042    0     213,006
MORGAN STANLEY             COM       617446448   9,092      212,672   SH         SHARED-DEFINED  01         150,076    0      62,596
NATL RURAL UTL 6.75%       PFD       637432709     209        7,900   SH         SHARED-DEFINED  01           5,400    0       2,500
NOKIA CORP ADR SPONSO      COM       654902204  14,743      897,337   SH         SHARED-DEFINED  01         746,490  400     150,448
NORTEL NETWORKS CORP       COM       656568102     190       70,350   SH         SHARED-DEFINED  01          49,960    0      20,390
OMNICOM GROUP COM          COM       681919106  15,696      218,912   SH         SHARED-DEFINED  01         182,019   70      36,823
ORACLE SYS CORP            COM       68389X105   1,840      153,222   SH         SHARED-DEFINED  01          90,812    0      62,410
ORASURE TECHNOLOGIES       COM       68554V108   1,403      183,700   SH         SHARED-DEFINED  01         183,700    0           0
PAYCHEX INC COM            COM       704326107     331       11,250   SH         SHARED-DEFINED  01          11,250    0           0
PEPSICO INC                COM       713448108  22,031      495,087   SH         SHARED-DEFINED  01         330,456  100     164,530
PFIZER INC                 COM       717081103  14,108      413,111   SH         SHARED-DEFINED  01         334,694  135      78,282
PHILIP MORRIS COS INS      COM       718154107       0      122,000   SH         SHARED-DEFINED  01               0    0     122,000
PITNEY BOWES INC           COM       724479100     694       18,069   SH         SHARED-DEFINED  01          18,069    0           0
PNC FINANCIAL CORP         COM       693475105   1,627       33,343   SH         SHARED-DEFINED  01          20,880    0      12,463
PRAXAIR INC COM            COM       74005P104  16,109      268,040   SH         SHARED-DEFINED  01         186,035   75      81,930
PROCTER & GAMBLE COMP      COM       742718109  21,672      243,009   SH         SHARED-DEFINED  01         159,958   60      82,991
PROGRESSIVE CORP OHIO      COM       743315103     548        7,500   SH         SHARED-DEFINED  01           7,500    0           0
QUESTAR CORP COM           COM       748356102  16,632      496,909   SH         SHARED-DEFINED  01         370,279  170     126,460
ROHM & HAAS CO COM         COM       775371107   5,361      172,779   SH         SHARED-DEFINED  01          24,828    0     147,950
ROYAL DUTCH PETE CO N      COM       780257804     464        9,954   SH         SHARED-DEFINED  01           6,694    0       3,260
SARA LEE CORP COM          COM       803111103     243       12,907   SH         SHARED-DEFINED  01          12,907    0           0
SBC COMMUNICATIONS IN      COM       78387G103  23,339      913,452   SH         SHARED-DEFINED  01         659,157  250     254,045
SOUTHERN CO COM            COM       842587107     420       13,469   SH         SHARED-DEFINED  01           1,769    0      11,700
STATE STR CORP COM         COM       857477103  13,535      343,518   SH         SHARED-DEFINED  01         295,041  130      48,347
SUN MICROSYSTEMS INC       COM       866810104     234       50,375   SH         SHARED-DEFINED  01          38,065    0      12,310
SYSCO CORP COM             COM       871829107   7,357      244,895   SH         SHARED-DEFINED  01         115,910    0     128,985
TARGET CORP COM            COM       87612E106  26,803      708,338   SH         SHARED-DEFINED  01         468,724  150     239,464
TELEPHONE & DATA SYS       PFD       879433878     202        7,700   SH         SHARED-DEFINED  01           5,400    0       2,300
TEXAS INSTRS INC COM       COM       882508104   1,056       60,065   SH         SHARED-DEFINED  01          44,760    0      15,305
TRAVELERS PROP & CAS CL    COM       89420G109  15,245      958,780   SH         SHARED-DEFINED  01         679,882  300     278,599
U S BANCORP                COM       902973304     655       26,739   SH         SHARED-DEFINED  01           1,739    0      25,000
UNITED TECHNOLOGIES C      COM       913017109   8,500      120,007   SH         SHARED-DEFINED  01         103,872   65      16,070
VALUE AMER INC COM         COM       92038N102   0.001       12,000   SH         SHARED-DEFINED  01          12,000    0           0
VERIZON COMMUNICATION      COM       92343V104  11,039      279,818   SH         SHARED-DEFINED  01         146,091    0     133,727
VIACOM INC CL B            COM       925524308     807       18,495   SH         SHARED-DEFINED  01          12,835    0       5,660
WACHOVIA GROUP COM         COM       929903102   2,032       50,841   SH         SHARED-DEFINED  01          20,724    0      30,117
WAL MART STORES INC        COM       931142103   1,733       32,298   SH         SHARED-DEFINED  01          17,817    0      14,481
WALGREEN COMPANY           COM       931422109     356       11,830   SH         SHARED-DEFINED  01          11,530    0         300
WELLS FARGO & CO NEW       COM       949746101  28,434      564,171   SH         SHARED-DEFINED  01         365,213  110     198,848
WILEY JOHN & SONS INC      COM       968223206     342       13,067   SH         SHARED-DEFINED  01               0    0      13,067
WILMINGTON TR CORP CO      COM       971807102     250        8,520   SH         SHARED-DEFINED  01               0    0       8,520
WORLDCOM INC GA NEW C      COM       98157D106   0.927       24,397   SH         SHARED-DEFINED  01          21,452    0       2,945
WRIGLEY WM JR CO COM       COM       982526105     574       10,205   SH         SHARED-DEFINED  01           6,400    0       3,805
WYETH                      COM       983024100   6,519      143,128   SH         SHARED-DEFINED  01          24,418    0     118,710
XCEL ENERGY INC COM        COM       98389B100     275       18,260   SH         SHARED-DEFINED  01          14,185    0       4,075
XO COMMUNICATIONS INC      COM       983764101       0    1,472,775   SH         SHARED-DEFINED  01       1,472,775    0           0